Property and Equipment - Summary of Estimated Useful Lives of Property and Equipment (Parenthetical) (Detail) - Security platforms [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years	3 years
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	5 years	5 years